Shareholder Report, Average Annual Return (Details)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended	54 Months Ended	60 Months Ended	78 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000271777
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron Emerging Markets Select ETF (at NAV)
C000265319
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron Financials ETF (at NAV)
C000265316
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron First Principles ETF (at NAV)
C000265317
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron Global Durable Advantage ETF (at NAV)
C000276035
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron Risk Optimized Large Cap ETF (at NAV)
C000265318
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron SMID Cap ETF (at NAV)
C000265320
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Baron Technology ETF (at NAV)
Without Sales Load [Member] | C000271777
Average Annual Return [Line Items]
Average Annual Return, Percent		9.04%
Without Sales Load [Member] | C000265319
Average Annual Return [Line Items]
Average Annual Return, Percent					(19.93%)		(2.01%)	6.79%
Without Sales Load [Member] | C000265316
Average Annual Return [Line Items]
Average Annual Return, Percent				(2.82%)
Without Sales Load [Member] | C000265317
Average Annual Return [Line Items]
Average Annual Return, Percent				5.66%
Without Sales Load [Member] | C000276035
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%
Without Sales Load [Member] | C000265318
Average Annual Return [Line Items]
Average Annual Return, Percent				1.47%
Without Sales Load [Member] | C000265320
Average Annual Return [Line Items]
Average Annual Return, Percent					35.91%	17.20%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent		12.49%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent					22.32%		13.41%	15.55%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Growth Index
Average Annual Return, Percent				6.29%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent				11.94%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	(0.14%)
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500 Growth Index
Average Annual Return, Percent				16.91%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent					22.32%	12.22%
Baron Index: MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		12.38%
Baron Index: FactSet Global FinTech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FactSet Global FinTech Index
Average Annual Return, Percent					(22.83%)		(7.55%)	(0.22%)
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent					23.67%		10.98%	12.89%
Baron Index: MSCI USA Financials Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Financials Net Index
Average Annual Return, Percent					3.40%		9.66%	10.73%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent				10.93%
Baron Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent				10.93%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent					23.67%	10.95%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Information Technology Index
Average Annual Return, Percent					50.50%	19.70%